Annual Fund Operating Expenses	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF | Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.55%
Knollbrook Global Secured Options ETF | Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.17%	[5]
Expenses (as a percentage of Assets)	0.72%

[1]	The Portfolio has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to the plan.
[2]	Other Expenses are based on estimates for the current fiscal year.
[3]	The Portfolio has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to the plan.
[4]	Other Expenses are based on estimates for the current fiscal year.
[5]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year restated to reflect current fees.